Leases Future Minimum Lease Payments of Lessor Arrangements (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	$ 159
2021	159
2022	112
2023	136
2024	128
2025 and thereafter	192
Total future lease payments	886
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2020	1,620
2021	1,432
2022	1,161
2023	801
2024	668
2025 and thereafter	1,671
Total future lease payments	$ 7,353